Long-term debt - Additional Information (Detail) - USD ($) $ in Thousands	Jul. 31, 2023	Jun. 30, 2023	Jun. 01, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Short-term debt		$ 760,386
Letters of credit issued		407,900		$ 465,200
Interest on long-term debt		$ 71,703		$ 70,274
Revolving Credit Facility | Senior unsecured revolving credit facilities | Senior Unsecured Notes
Debt Instrument [Line Items]
Uncommitted bi-lateral credit facility			$ 50,000
Subsequent Event
Debt Instrument [Line Items]
Debt repaid upon maturity	$ 75,000